Total
NEW ECONOMY FUND®
NEW ECONOMY FUND®
Investment objective
The investment objective of the fund is long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 35 of the prospectus and on page 68 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - NEW ECONOMY FUND®	Class A		Class 529-A		Class C	Class 529-C	Class 529-E	Class T	Class 529-T	Class F-1	Class 529-F-1	Class F-2	Class F-3	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6	Class R-2E	Class R-5E
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		5.75%		none	none	none	2.50%	2.50%	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[1]	1.00%	1.00%	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NEW ECONOMY FUND®		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.25%	none	none	0.22%	1.00%	0.50%	0.25%	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.17%	0.17%	0.15%	0.19%	0.16%	0.06%	0.22%	0.22%	0.18%	0.21%	0.22%	0.16%	0.41%	0.26%	0.21%	0.16%	0.19%	0.10%	0.05%
Total annual fund operating expenses		0.80%	1.55%	0.78%	0.82%	0.54%	0.44%	0.82%	1.60%	1.06%	0.84%	0.60%	1.54%	1.54%	1.24%	1.09%	0.79%	0.57%	0.48%	0.43%
[1]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - NEW ECONOMY FUND® - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 652	$ 258	$ 328	$ 84	$ 55	$ 45	$ 654	$ 263	$ 108	$ 334	$ 61	$ 157	$ 157	$ 126	$ 111	$ 81	$ 58	$ 49	$ 44
3 years	816	490	493	262	173	141	822	505	337	511	192	486	486	393	347	252	183	154	138
5 years	994	845	672	455	302	246	1,004	871	585	704	335	839	839	681	601	439	318	269	241
10 years	$ 1,508	$ 1,845	$ 1,192	$ 1,014	$ 677	$ 555	$ 1,530	$ 1,900	$ 1,294	$ 1,261	$ 750	$ 1,834	$ 1,834	$ 1,500	$ 1,329	$ 978	$ 714	$ 604	$ 542

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - NEW ECONOMY FUND® - USD ($)	Class C	Class 529-C
1 year	$ 158	$ 163
3 years	490	505
5 years	845	871
10 years	$ 1,845	$ 1,900

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal investment strategies

The fund seeks to achieve its objective by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. However, current income is not expected to be significant, particularly in low yield environments. The fund may invest up to 50% of its assets in issuers based outside the United States, including those based in developing countries. The fund may also invest in the stocks of smaller capitalization companies.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may also be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI® All Country World Index to replace the S&P 500 Index as its broad-based securities market index. The fund’s investment adviser believes that the MSCI All Country World Index better reflects the market sectors and securities in which the fund primarily invests and the investment strategies employed by the adviser in seeking to achieve the fund’s investment objective. The Lipper Growth Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Lipper International Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were: Highest 16.65% (quarter ended March 31, 2012) Lowest -17.04% (quarter ended September 30, 2011)
Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Average Annual Returns - NEW ECONOMY FUND®	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	A Before taxes	19.17%	10.23%	12.46%	11.22%	Dec. 01, 1983
Class C	C Before taxes	24.46%	10.65%	12.23%	7.71%	Mar. 15, 2001
Class F-1	F-1 Before taxes	26.37%	11.48%	13.09%	8.17%	Mar. 15, 2001
Class F-2	F-2 Before taxes	26.74%	11.78%	13.40%	11.83%	Aug. 01, 2008
Class F-3	F-3 Before taxes	26.88%			16.36%	Jan. 27, 2017
Class 529-A	529-A Before taxes	19.13%	10.15%	12.39%	9.15%	Feb. 15, 2002
Class 529-C	529-C Before taxes	24.43%	10.60%	12.16%	9.22%	Feb. 21, 2002
Class 529-E	529-E Before taxes	26.05%	11.20%	12.77%	8.85%	Mar. 15, 2002
Class 529-F-1	529-F-1 Before taxes	26.66%	11.70%	13.29%	12.20%	Oct. 11, 2002
Class R-1	R-1 Before taxes	25.48%	10.68%	12.27%	9.57%	Jun. 21, 2002
Class R-2	R-2 Before taxes	25.48%	10.68%	12.26%	8.92%	May 31, 2002
Class R-2E	R-2E Before taxes	25.83%	11.12%		10.26%	Aug. 29, 2014
Class R-3	R-3 Before taxes	26.05%	11.17%	12.76%	10.13%	Jun. 25, 2002
Class R-4	R-4 Before taxes	26.42%	11.51%	13.12%	11.64%	Jul. 25, 2002
Class R-5E	R-5E Before taxes	26.69%			12.90%	Nov. 20, 2015
Class R-5	R-5 Before taxes	26.80%	11.85%	13.46%	9.87%	May 15, 2002
Class R-6	R-6 Before taxes	26.85%	11.90%	13.51%	15.55%	May 01, 2009
After Taxes on Distributions | Class A	A After taxes on distributions	17.22%	8.57%	11.15%
After Taxes on Distributions and Sale of Fund Shares | Class A	A After taxes on distributions and sale of fund shares	12.73%	7.85%	10.14%
MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	MSCI All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	26.60%	8.41%	8.79%		Dec. 01, 1983
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	31.49%	11.70%	13.56%	11.20%	Dec. 01, 1983
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	29.48%	11.72%	13.08%	9.67%	Dec. 01, 1983
Lipper International Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	Lipper International Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	23.41%	5.94%	5.82%		Dec. 01, 1983

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.